NOTE 23 INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 23 INCOME TAXES
Loss before taxes	$ (17,066,311)	$ (4,301,663)	$ (3,789,918)
Combined Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery	$ (4,607,900)	$ (1,161,450)	$ (1,023,280)
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	24,800	82,490	35,690
Non-deductible expenses less other permanent differences	217,225	(367,360)	294,780
Loss on change in fair value of warrant liability	3,209,435	0	0
Tax rate changes	(74,050)	8,700	152,650
Share issuance costs and other	(1,910)	(36,010)	1,690
Change in tax benefits not recognized	1,232,400	1,473,630	538,470
Income tax recovery	$ 0	$ 0	$ 0